Stockholders Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders Deficit
Schedule of stock warrants activity
	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2021	27,405,475	$0.0045-2.90	$0.013132
Granted	55,000,000	0.05	0.05
Canceled/Expired	-	-	-
Exercised	(13,424,241)	-	-
Balance outstanding, September 30, 2021	68,981,234	$0.0045-2.90	$0.042114

Balance exercisable, September 30, 2021	68,981,234	$0.0045-2.90	$0.042114

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2019	-	$-	$-
Granted	100,574	0.75-2.90	1.1185
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, January 1, 2020	100,574	0.75-2.90	1.1185
Granted	27,304,901	0.0045	$0.0045
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance, December 31, 2020	27,405,475	$0.0045-2.90	$0.011676

Balance outstanding and exercisable, December 31, 2020	27,405,475	$0.0045-2.90	$0.011676

Schedule of warrants outstanding and exercisable
	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	13,349,242	4.00	$0.0045

$0.085	588,235	4.00	$0.085

$0.05	55,000,000	5.00	$0.05

$0.75	26,515	3.00	$0.75

$2.90	17,242	3.00	$2.90

$0.0045 - $2.90	68,981,234	4.00	$0.013132

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	26,666,666	5.00	$0.0045

$0.085	588,235	5.00	$0.085

$0.75	133,333	5.00	$0.75

$2.90	17,241	5.00	$2.90

$0.0045 - $2.90	27,405,475	5.00	$0.011676